Non-Controlling Interests (Details)			1 Months Ended	12 Months Ended
	Nov. 24, 2021 USD ($)	Nov. 24, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)
Non-Controlling Interests (Details) [Line Items]
Non-controlling interests percentage				4.12%	4.12%	5.30%
Consideration amount							$ 1,400,000	¥ 9,000,000
Non-controlling interests amount	$ 2,832,155	¥ 18,048,191
Investment amount						$ 166,700,000			¥ 1,088,000,000.000
Converted debts percentage						10.625%
Aggregated holding interest rate				33.30%
Capital contribution				$ 44,600,000	¥ 300,000,000
Non-controlling interests amount (in Dollars)				$ 2,572,046		$ 2,946,995
Tianqi Group [Member]
Non-Controlling Interests (Details) [Line Items]
Non-controlling interests percentage	25.00%	25.00%	4.76%
Decreased in non-controlling interest				4.12%	4.12%
Tianqi Group [Member] | Minimum [Member]
Non-Controlling Interests (Details) [Line Items]
Increase to equity interest percentage	75.00%	75.00%
Tianqi Group [Member] | Maximum [Member]
Non-Controlling Interests (Details) [Line Items]
Increase to equity interest percentage	100.00%	100.00%
Tianjin Tianqi [Member]
Non-Controlling Interests (Details) [Line Items]
Non-controlling interests percentage			25.00%
Consideration amount	$ 21,969	¥ 140,000
ICONIQ [Member]
Non-Controlling Interests (Details) [Line Items]
Aggregated holding interest rate				39.20%
NWTN Zhejiang [Member]
Non-Controlling Interests (Details) [Line Items]
Decreased in non-controlling interest				5.30%	5.30%